Financial Risk Management_The Groups Regional Loans(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 377,798,376	₩ 340,486,702
Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	359,031,298	331,738,893
Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	2,031,838	1,114,248
China
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	4,498,902	3,115,205
Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	922,209	647,562
United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	1,940,888	2,324,064
Cambodia
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	3,635,434
Indonesia
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	4,481,708
Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	1,256,099	1,546,730
Loans
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 381,081,739	₩ 342,894,719
%	[1]	100.00%	100.00%
Loans | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 361,465,000	₩ 334,102,225
%	[1]	94.85%	97.44%
Loans | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 2,042,979	₩ 1,118,429
%	[1]	0.54%	0.33%
Loans | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 4,519,391	₩ 3,135,859
%	[1]	1.19%	0.91%
Loans | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 923,458	₩ 648,138
%	[1]	0.24%	0.19%
Loans | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 1,962,377	₩ 2,333,269
%	[1]	0.51%	0.68%
Loans | Cambodia
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 3,725,086
%		0.98%
Loans | Indonesia
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 5,181,655
%	[1]	1.36%
Loans | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 1,261,793	₩ 1,556,799
%	[1]	0.33%	0.45%
Allowances
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ (3,283,363)	₩ (2,408,017)
Allowances | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	(2,433,702)	(2,363,332)
Allowances | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	(11,141)	(4,181)
Allowances | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	(20,489)	(20,654)
Allowances | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	(1,249)	(576)
Allowances | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	(21,489)	(9,205)
Allowances | Cambodia
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	(89,652)
Allowances | Indonesia
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	(699,947)
Allowances | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	(5,694)	(10,069)
Retail | Loans
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	185,700,453	166,789,122
Retail | Loans | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	182,344,832	166,310,457
Retail | Loans | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	0	0
Retail | Loans | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	0	0
Retail | Loans | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	94	101
Retail | Loans | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	0	0
Retail | Loans | Cambodia
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	1,444,906
Retail | Loans | Indonesia
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	1,483,345
Retail | Loans | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	427,276	478,564
Corporate | Loans
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	176,583,656	157,457,187
Corporate | Loans | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	160,385,598	149,149,657
Corporate | Loans | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	2,042,979	1,118,429
Corporate | Loans | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	4,518,737	3,135,501
Corporate | Loans | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	923,354	647,956
Corporate | Loans | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	1,962,377	2,333,269
Corporate | Loans | Cambodia
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	2,280,180
Corporate | Loans | Indonesia
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	3,637,351
Corporate | Loans | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	833,080	1,072,375
Credit card | Loans
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	18,797,630	18,648,410
Credit card | Loans | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	18,734,570	18,642,111
Credit card | Loans | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	0	0
Credit card | Loans | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	654	358
Credit card | Loans | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	10	81
Credit card | Loans | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	0	0
Credit card | Loans | Cambodia
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	0
Credit card | Loans | Indonesia
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	60,959
Credit card | Loans | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 1,437	₩ 5,860

[1]	Amount includes loans measured at fair value through profit or loss, other comprehensive income and amortized cost.